SCHEDULE OF DUE FROM RELATED PARTIES (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Related Party Balance And Transcations Schedule Of Due From Related Parties 1	$ 32,844,632
Related Party Balance And Transcations Schedule Of Due From Related Parties 2	$ 0